Condensed Statement of Changes in Stockholders' Equity - USD ($)	Series Seed Preferred Stock [Member]	Series A Preferred Stock [Member]	Series H Preferred Stock [Member]	Series H-3 Preferred Stock [Member]	Series H-4 Preferred Stock [Member]	Series H-5 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated (Deficit) [Member]	Total
Beginning balance at Dec. 31, 2017	$ 27	$ 61					$ 37	$ 5,115,158	$ (9,604,897)	$ (4,489,614)
Beginning balance, shares at Dec. 31, 2017	275,691	611,944					374,285
Issuance of common stock for cash,							$ 1	299,999		300,000
Issuance of common stock for cash, shares							10,057
Conversion of debt into common stock							$ 14	3,682,488		3,682,502
Conversion of debt into common stock, shares							136,785
Conversion of accrued interest into common stock								159,584		159,584
Conversion of accrued interest into common stock, shares							4,518
Interest on lock-up shares in relation to convertible debt							$ 9	672,135		672,144
Interest on lock-up shares in relation to convertible debt, shares							85,571
Exchange of shares in connection with Merger							$ 49	9,792,139		9,792,188
Exchange of shares in connection with Merger, shares							490,422
Conversion of outstanding Preferred Stock in connection with merger	$ (27)	$ (61)					$ 15	73
Conversion of outstanding Preferred Stock in connection with merger, shares	(275,691)	(611,944)					147,939
Issuance of Series H preferred stock in connection with merger
Issuance of Series H preferred stock in connection with merger, shares			8
Issuance of Series H-3 preferred stock in connection with merger
Issuance of Series H-3 preferred stock in connection with merger, shares				2,189
Issuance of Series H-4 preferred stock and warrants in private placement, net of costs of $101,661					$ 3			5,898,336		5,898,339
Issuance of Series H-4 preferred stock and warrants in private placement, net of costs of $101,661, shares					26,843
Issuance of common shares in connection with exercise of H-4 warrants							$ 26	936,397		936,423
Issuance of common shares in connection with exercise of H-4 warrants, shares							260,116
Issuance of Pre-Funded Series K Warrants net of costs of $15,000								968,329		968,329
Stock based compensation for options issued to employees (net of forfeitures)								434,555		434,555
Stock based compensation for restricted stock units issued to employees								2,954,124		2,954,124
Stock based compensation for common stock issued to service providers							$ 6	478,979		478,985
Stock based compensation for common stock issued to service providers, shares							60,262
Deemed dividend on exchange of merger warrants to Series I warrants and common stock							$ 5	316,856	(316,861)
Deemed dividend on exchange of merger warrants to Series I warrants and common stock, shares							48,786
Deemed dividend on modification of H-4 Warrants and issuance of Series J Warrants								1,019,040	(1,019,040)
Deemed dividend on modification of H-4 Warrants								63,760	(63,760)
Conversion of Series H-4 Preferred Stock into common stock							$ 1	(1)
Conversion of Series H-4 Preferred Stock into common stock, shares					(224)		14,653
Common stock reserved and retired for excess tax benefits from stock based compensation
Net Loss									(18,749,163)	(18,749,163)
Ending balance at Dec. 31, 2018					$ 3		$ 163	32,791,951	(29,753,721)	3,038,396
Ending balance, shares at Dec. 31, 2018			8	2,189	26,619		1,633,394
Issuance of common stock for cash,							$ 48	1,984,953		1,985,001
Issuance of common stock for cash, shares							478,469
Stock based compensation for options issued to employees (net of forfeitures)								86,811		86,811
Stock based compensation for restricted stock units issued to employees								289,842		289,842
Stock based compensation for common stock issued to service providers							$ 12	222,188		222,200
Stock based compensation for common stock issued to service providers, shares							116,666
Deemed dividend on modification of H-4 Warrants								57,875	(57,875)
Exercise of warrants							$ 28	16,639		16,667
Exercise of warrants, shares							277,778
Conversion of Series H-4 preferred stock into common stock					$ (2)		$ 141	(139)
Conversion of Series H-4 preferred stock into common stock, shares					(21,591)		1,412,420
Stock based compensation for restricted stock issued to the board of directors								25,000		25,000
Issuance of common stock upon vesting of restricted stock units							$ 27	(27)
Issuance of common stock upon vesting of restricted stock units, shares							276,290
Common stock reserved and retired for excess tax benefits from stock based compensation							$ (13)	(193,176)		(193,189)
Common stock reserved and retired for excess tax benefits from stock based compensation, shares							(133,135)
Issuance of Series H-5 preferred stock and warrants in private placement net of cost						$ 3		2,299,997		2,300,000
Issuance of Series H-5 preferred stock and warrants in private placement net of cost, shares						34,722
Net Loss									(4,902,383)	(4,902,383)
Ending balance at Dec. 31, 2019					$ 1	$ 3	$ 406	$ 37,581,914	$ (34,713,979)	$ 2,868,345
Ending balance, shares at Dec. 31, 2019			8	2,189	5,028	34,722	4,061,882